Segment Information (Summary Of Company's Reporting Segments) (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating revenues	$ 292,477	$ 316,637	$ 335,574	$ 314,160	$ 355,303	$ 307,874	$ 321,274	$ 299,569	$ 327,017	$ 624,678	$ 669,463	$ 1,321,674	$ 1,255,734	$ 1,229,777
Depreciation and amortization	42,931			46,380						89,376	92,435	185,263	182,305	176,843
Tax benefit												48,044	37,742	47,699
Net income	(5,265)	14,128	$ 28,471	$ 11,663	$ 23,706	5,464	$ 27,336	$ 9,588	$ 21,661	16,944	$ 35,369	77,968	64,049	71,996
Utility plant - net of depreciation	$ 3,101,543	2,856,634				2,553,261				$ 3,101,543		2,856,634	2,553,261	2,426,000
Capital expenditures												382,000	242,000	130,000
Utility [Member]
Segment Reporting Information [Line Items]
Operating revenues												1,322,000	1,256,000	1,230,000
Depreciation and amortization												185,000	182,000	177,000
Tax benefit												69,000	58,000	68,000
Net income												110,000	97,000	104,000
Utility plant - net of depreciation		$ 2,857,000				$ 2,553,000						2,857,000	2,553,000	2,426,000
Capital expenditures												382,000	242,000	130,000
All Other [Member]
Segment Reporting Information [Line Items]
Tax benefit												(21,000)	(20,000)	(20,000)
Net income												$ (32,000)	$ (33,000)	$ (32,000)